Disclosure of detailed information about other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ 43	$ 258
Current portion of lease inducement	113	17
Current portion of deferred revenue	1,244	496
Current portion of other liabilities	1,400	771
Non-current portion of lease inducements	483	596
Non-current portion of deferred revenue	55	123
Other liabilities	$ 538	$ 719